Segment information - Information by operating segments (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Segment information
Rendering of services	€ 9,343	€ 10,865	€ 21,172	€ 21,256
Sales of goods	376	341	652	665
Total Revenues from contracts with external customers	9,719	11,206	21,824	21,921
Adjusted EBITDA	(7,420)	(2,438)	(12,437)	(3,303)
Additions to property, plant and equipment and right-of-use assets	3,623	399	5,027	840
Additions to intangible assets	2,774	2,003	3,965	3,116
Other segment information
Depreciation and amortization	2,348	1,453	4,432	2,849
Research and development expenses	3,119	2,407	5,810	4,108
Pharmaceutical
Segment information
Rendering of services	3,606	4,227	7,880	8,033
Sales of goods	334	341	610	665
Total Revenues from contracts with external customers	3,940	4,568	8,490	8,698
Diagnostics
Segment information
Rendering of services	5,737	6,638	13,292	13,223
Sales of goods	42		42
Total Revenues from contracts with external customers	5,779	6,638	13,334	13,223
Operating segment | Pharmaceutical
Segment information
Total Revenues from contracts with external customers	3,940	4,568	8,490	8,698
Adjusted EBITDA	1,799	3,217	4,407	6,161
Additions to property, plant and equipment and right-of-use assets	301	172	301	179
Additions to intangible assets	1,852	1,018	2,854	1,786
Other segment information
Depreciation and amortization	389	257	1,071	513
Operating segment | Diagnostics
Segment information
Total Revenues from contracts with external customers	5,779	6,638	13,334	13,223
Adjusted EBITDA	(824)	530	(737)	541
Additions to property, plant and equipment and right-of-use assets	2,073	227	2,890	247
Other segment information
Depreciation and amortization	617	561	1,161	1,085
Corporate
Segment information
Adjusted EBITDA	(8,395)	(6,185)	(16,107)	(10,005)
Additions to property, plant and equipment and right-of-use assets	1,249		1,836	414
Additions to intangible assets	922	985	1,111	1,330
Other segment information
Depreciation and amortization	1,342	635	2,200	1,252
Research and development expenses	€ 3,119	€ 2,407	€ 5,810	€ 4,108